UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  86 Brook Street
          London W1K 5BA
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul M. Ruddock
Title:  Limited Partner
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England             April 27, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $65,450
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




                                                               FORM 13F INFORMATION TABLE
                                                                       March 31, 2005

COLUMN 1                       COLUMN 2           COLUMN 3      COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7   COLUMN 8

                                                                VALUE        SHR/            PUT/                          VOTING
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       ($'000)       SPRN AMT  SHRS  CALL  INV.DISC.  OTH.MGR    AUTHORITY
--------------                 --------------      -----       -------       --------  ----  ----  ---------  -------    ---------
ACCREDITED HOME LENDRS HLDG         COM           004 37P 107    3,558       99,234    SH           SOLE      NONE       SOLE
GFI GROUP INC                       COM           361 652 209    1,339       50,000    SH           SOLE      NONE       SOLE
GOLDMAN SACHS GROUP INC             COM           381 41G 104   14,840      135,500    SH           SOLE      NONE       SOLE
ISHARES INC                      MSCI JAPAN       464 286 848      787       75,000    SH           SOLE      NONE       SOLE
OIL SVC HOLDRS TRU             DEPOSTRY RCPT      678 002 106    7,495       78,000    SH           SOLE      NONE       SOLE
PARTNERRE LTD                       COM           G68 52T 105    5,972       92,611    SH           SOLE      NONE       SOLE
PROVIDIAN FINL CORP                 COM           744 06A 102    6,325      369,690    SH           SOLE      NONE       SOLE
ST PAUL TRAVELERS INC               COM           792 860 108    4,889      133,000    SH           SOLE      NONE       SOLE
TIM HELLAS TELECOMM S A             ADR           887 06Q 104   20,245      968,210    SH           SOLE      NONE       SOLE


                                                     Total      65,450








02575.0001 #566528